Property, Plant And Equipment (Schedule of Property, Plant and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property, Plant And Equipment [Abstract]
Land	¥ 14,788	¥ 14,822
Buildings	32,392	31,304
Machinery and equipment	21,663	22,088
Tools, furniture and fixtures	15,065	15,444
Construction in progress	139	1,099
Property, plant and equipment, gross	84,047	84,757
Less accumulated depreciation	45,567	44,832
Property, plant and equipment, net	¥ 38,480	¥ 39,925	¥ 41,368